Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2019
Share-based Payment Arrangement [Abstract]
Summary of Activity of PSUs
The following table summarizes the activity of our PSU's for the nine months ended September 30, 2019:

Period Granted	Performance Period	PSUs Outstanding at December 31, 2018	PSUs Granted	Performance based adjustment	PSUs Settled	PSUs Forfeited	PSUs Outstanding at September 30, 2019	Weighted Average Grant Date Fair Value
2016	2016 - 2019	677,607	—	299,499	(977,106)	—	—	$17.21
2017	2017 - 2020	467,349	—	—	—	(39,788)	427,561	$24.89
2018	2018 - 2021	450,034	—	—	—	(50,428)	399,606	$39.24
2019	2019 - 2022	—	331,102	—	—	(12,481)	318,621	$11.48
	Total	1,594,990	331,102	299,499	(977,106)	(102,697)	1,145,788

Summary of Activity of RSUs	The following table summarizes the activity for the nine months ended September 30, 2019:

Period Granted	Vesting Period	RSUs Outstanding at December 31, 2018	RSUs Granted	Performance based adjustment	RSUs Settled	RSUs Forfeited	RSUs Outstanding at September 30, 2019	Weighted Average Grant Date Fair Value
2018	2018 - 2021	38,745	—	—	—	—	38,745	$25.81
2019	2019 - 2022	—	173,173	—	—	(6,146)	167,027	$14.74
	Total	38,745	173,173	—	—	(6,146)	205,772